Pruco Life Insurance Company of New Jersey    Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                               of New Jersey
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560



                                              May 3, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

           Re: Pruco Life of New Jersey Variable Contract Real Property Account (Registration No. 33-20018)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 15, except for an extraneous reference in the index of the Pruco Life of New Jersey Variable Appreciable Life Prospectus (Registration No. 2-89780), which is no longer offered for sale; and
(ii) the text of Post-Effective Amendment No. 15 was filed electronically on April 25, 2002 (Accession No. 0001005477-02-001803).



                                By:   /s/______________________________
                                      Thomas C. Castano
                                      Assistant General Counsel
                                      Pruco Life Insurance Company of New Jersey


via EDGAR